(Wells Fargo Diversified Capital Builder Fund)
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 28 and 30 of the Prospectus and "Additional Purchase and Redemption Information" on page 40 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Diversified Capital Builder Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Diversified Capital Builder Fund)		Class A	Class B	Class C
Management Fees		0.59%	0.59%	0.59%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses		1.20%	1.95%	1.95%
Fee Waivers		none	none	none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.20%	1.95%	1.95%
[1]	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Diversified Capital Builder Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	934	1,197	1,946
Class B	698	912	1,252	1,989
Class C	298	612	1,052	2,275

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Diversified Capital Builder Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	198	612	1,052	1,989
Class C	198	612	1,052	2,275

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  Up to 90% of the Fund's total assets in equity securities;

  Up to 30% of the Fund's total assets in corporate debt securities that are below investment-grade; and

  Up to 25% of the Fund's total assets in foreign equity and debt securities.

The Fund's target allocation is as follows:

  70% to 90% in equity securities; and

  10% to 30% in debt securities.

The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest up to 90% of the Fund's total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 30% of the Fund's total assets in corporate debt securities that are below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We also invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation range of the Fund's investments are 70% to 90% in equity securities and 10% to 30% in debt securities. The proportion of the Fund's assets invested in debt and equity securities will change based on the portfolio manager's assessment of economic conditions and investment opportunities.

We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration. "Dollar-Weighted Average Effective Maturity" is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund's portfolio. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.

We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities are considered speculative by major credit rating agencies, have a much greater risk of default or of not returning principal and tend to be more volatile and less liquid than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. Investment decisions made by a Fund's adviser in seeking to achieve the Fund's investment objective may not produce the returns expected by the adviser, may cause the securities held by the Fund and, in turn, the Fund's shares, to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009 +15.47%

Lowest Quarter:  4th Quarter 2008 -27.46%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Diversified Capital Builder Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jan. 20, 1998	18.43%	16.83%	4.43%
Class A (after taxes on distributions)	Jan. 20, 1998	17.78%	17.18%	4.19%
Class A (after taxes on distributions and the sale of Fund Shares)	Jan. 20, 1998	10.39%	14.37%	3.91%
Class B	Sep. 11, 1935	19.66%	17.22%	4.57%
Class C	Jan. 22, 1998	23.58%	17.32%	4.29%
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay (reflects no deduction for fees, expenses, or taxes)		7.38%	18.46%	8.38%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)		33.11%	18.59%	7.78%
Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		26.23%	18.72%	8.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Wells Fargo Diversified Income Builder Fund)
Investment Objective
The Fund seeks long-term total return, consisting of current income and capital appreciation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 28 and 30 of the Prospectus and "Additional Purchase and Redemption Information" on page 40 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Diversified Income Builder Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Diversified Income Builder Fund)		Class A	Class B	Class C
Management Fees		0.50%	0.50%	0.50%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses		1.12%	1.87%	1.87%
Fee Waivers		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.08%	1.83%	1.83%
[1]	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Diversified Income Builder Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	679	907	1,153	1,856
Class B	686	884	1,207	1,899
Class C	286	584	1,007	2,187

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Diversified Income Builder Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	186	584	1,007	1,899
Class C	186	584	1,007	2,187

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  At least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds and corporate bonds;

  Up to 30% of the Fund's total assets in equity securities, including common and preferred stocks; and

  Up to 25% of the Fund's total assets in foreign equity and debt securities.

The Fund's target allocation is as follows:

  70% to 90% in debt securities; and

  10% to 30% in equity securities.

The Fund invests in debt and equity securities with an emphasis on debt securities. Under normal circumstances, we invest at least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds and corporate bonds. We may invest without limit in corporate debt securities that are rated below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We invest up to 30% of the Fund's total assets in equity securities, including common and preferred stocks. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation ranges for the Fund's investments are 70% to 90% in debt securities and 10% to 30% in equity securities. The proportion of the Fund's assets invested in debt and equity securities will change based on our assessment of economic conditions and investment opportunities.

We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration. "Dollar-Weighted Average Effective Maturity" is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund's portfolio. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.

We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.

We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities are considered speculative by major credit rating agencies, have a much greater risk of default or of not returning principal and tend to be more volatile and less liquid than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. Investment decisions made by a Fund's adviser in seeking to achieve the Fund's investment objective may not produce the returns expected by the adviser, may cause the securities held by the Fund and, in turn, the Fund's shares, to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009 +10.05%

Lowest Quarter:  4th Quarter 2008 -16.75%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Diversified Income Builder Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Apr. 14, 1987	2.58%	13.02%	4.18%
Class A (after taxes on distributions)	Apr. 14, 1987	0.32%	10.96%	2.34%
Class A (after taxes on distributions and the sale of Fund Shares)	Apr. 14, 1987	1.85%	9.55%	2.48%
Class B	Feb. 01, 1993	2.98%	13.21%	4.26%
Class C	Feb. 01, 1993	6.99%	13.47%	4.03%
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay (reflects no deduction for fees, expenses, or taxes)		7.38%	18.46%	8.38%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)		33.11%	18.59%	7.78%
Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		13.38%	18.66%	8.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Wells Fargo Index Asset Allocation Fund)
Investment Objective
The Fund seeks long-term total return, consisting of capital appreciation and current income.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds ®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 28 and 30 of the Prospectus and "Additional Purchase and Redemption Information" on page 40 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Index Asset Allocation Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Index Asset Allocation Fund)		Class A	Class B	Class C
Management Fees		0.59%	0.59%	0.59%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses		1.18%	1.93%	1.93%
Fee Waivers		0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.15%	1.90%	1.90%
[1]	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Index Asset Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	925	1,184	1,922
Class B	693	903	1,239	1,965
Class C	293	603	1,039	2,251

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Index Asset Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	193	603	1,039	1,965
Class C	193	603	1,039	2,251

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest at least 80% of the Fund's net assets in equity and fixed income securities designed to replicate the holdings and weightings of the securities comprising the S&P 500 Index and Barclays 20+ Treasury Index. We seek to achieve the Fund's investment objective by allocating up to 75% of its assets in equity securities and up to 55% of its assets in fixed income securities.

The Fund's "neutral" target allocation is as follows:

  60% of the Fund's total assets in equity securities; and

  40% of the Fund's total assets in fixed income securities.

The Fund does not select individual securities for investment; rather, it buys substantially all of the securities of various indexes to replicate such indices. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury Bonds to replicate the Barclays 20+ Treasury index. Bonds in this index have remaining maturities of 20 years or more. We seek to maintain 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among stocks and bonds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. We use futures contracts to implement target allocation changes.

The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. We may use cash flows or effect transactions to re-establish the target allocations.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. Investment decisions made by a Fund's adviser in seeking to achieve the Fund's investment objective may not produce the returns expected by the adviser, may cause the securities held by the Fund and, in turn, the Fund's shares, to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009 +14.12%

Lowest Quarter:  4th Quarter 2008 -14.88%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Index Asset Allocation Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Nov. 13, 1986	13.02%	12.07%	5.60%
Class A (after taxes on distributions)	Nov. 13, 1986	12.33%	11.68%	4.83%
Class A (after taxes on distributions and the sale of Fund Shares)	Nov. 13, 1986	7.34%	9.58%	4.25%
Class B	Jan. 01, 1995	13.97%	12.31%	5.68%
Class C	Apr. 01, 1998	18.01%	12.57%	5.45%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	7.41%
Barclays U.S. Treasury 20+ Year Index (reflects no deduction for fees, expenses, or taxes)		(13.88%)	0.48%	6.07%
Index Asset Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)		11.90%	11.48%	7.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.